Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge2
Accumulated Value	$ 9,550		$ 10,279	$ 11,362	$ 12,248	$ 11,185	$ 14,505	$ 11,361	$ 10,313	$ 10,450	$ 11,904	$ 12,194
Class C
Account Value [Line Items]
Line Graph and Table Measure Name		With sales charge
Accumulated Value	10,000		10,692	11,749	12,598	11,427	14,714	11,450	10,331	10,400	11,766	11,976
Class I
Account Value [Line Items]
Line Graph and Table Measure Name		Class I2
Accumulated Value	100,000		107,968	119,812	129,646	118,710	154,598	121,428	110,713	112,581	128,587	132,187
Class R
Account Value [Line Items]
Line Graph and Table Measure Name		Class R2
Accumulated Value	10,000		10,782	11,901	12,804	11,679	15,127	11,816	10,723	10,846	12,315	12,595
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z2
Accumulated Value	10,000		10,797	11,981	12,965	11,862	15,428	12,122	11,050	11,236	12,838	13,198
Class A | MSCI EAFE Index - net
Account Value [Line Items]
Accumulated Value	10,000		12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Class A | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA ex-U.S. Index - net1
Class C | MSCI EAFE Index - net
Account Value [Line Items]
Accumulated Value	10,000		12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Class C | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA ex-U.S. Index - net1
Class I | MSCI EAFE Index - net
Account Value [Line Items]
Accumulated Value	100,000		120,268	128,496	129,885	123,219	163,080	134,101	159,274	177,650	209,141	251,457
Class I | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA ex-U.S. Index - net1
Class R | MSCI EAFE Index - net
Account Value [Line Items]
Accumulated Value	10,000		12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Class R | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA ex-U.S. Index - net1
Class Z | MSCI EAFE Index - net
Account Value [Line Items]
Accumulated Value	10,000		12,027	12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Class Z | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA ex-U.S. Index - net1
Class A | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Accumulated Value	10,000		10,531	11,480	12,178	10,245	13,212	10,429	9,458	9,750	11,538	11,841
Class A | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index - net
Class C | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Accumulated Value	10,000		10,531	11,480	12,178	10,245	13,212	10,429	9,458	9,750	11,538	11,841
Class C | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index - net
Class I | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Accumulated Value	100,000		105,308	114,799	121,785	102,454	132,120	104,289	94,582	97,502	115,376	118,408
Class I | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index - net
Class R | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Accumulated Value	10,000		10,531	11,480	12,178	10,245	13,212	10,429	9,458	9,750	11,538	11,841
Class R | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index - net
Class Z | FTSE EPRA ex-U.S. Index - net
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,531	$ 11,480	$ 12,178	$ 10,245	$ 13,212	$ 10,429	$ 9,458	$ 9,750	$ 11,538	$ 11,841
Class Z | MSCI EAFE Index - net
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index - net